Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Parenthetical) (Detail) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($) shares	CNY (¥) shares
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Loan maturity date	Jun. 01, 2020
Annual interest rate	10.00%
Credit Suisse Securities USA LLC [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Repayment of outstanding deposit amount | ¥			¥ 8,000
Impairment loss | ¥	¥ 32,000
Credit Suisse Securities USA LLC [Member] | Share Repurchase Program [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Deposit amount with third party | $		$ 60,000
Deposit amount utilised for shares repuchase for the period | $		$ 49,019
Number of shares to be repuchase under stock repuchase program | shares		7,181,576	7,181,576